ORGANIZATION AND BASIS OF PRESENTATION (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Accumulated deficit	$ (39,380,365)	$ (39,425,900)		$ (33,818,061)
Accounting Standards Update 2014-09 [Member]
Accumulated deficit	(39,345,747)
Deferred commission cost	80,153		$ 0
Adjustments for New Accounting Principle, Change Due to Adoption [Member]
Accumulated deficit	(80,153)
Deferred commission cost	$ 80,153